Significant Customers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from External Customer [Line Items]
Voyage revenues	$ 726,791	$ 624,480	$ 597,831
Sales Revenue, Net | Customer Concentration Risk
Revenue from External Customer [Line Items]
Percentage of voyage revenues from major customers (less than)	10.00%
Royal Dutch Shell Plc. | Sales Revenue, Net | Customer Concentration Risk
Revenue from External Customer [Line Items]
Voyage revenues	$ 118,900	$ 133,900	$ 136,300
Percentage of voyage revenues from major customers (less than)	16.00%	21.00%	23.00%
Ras Laffan Liquefied Natural Gas Company Ltd. | Sales Revenue, Net | Customer Concentration Risk
Revenue from External Customer [Line Items]
Voyage revenues	$ 74,200	$ 73,800	$ 69,900
Percentage of voyage revenues from major customers (less than)	10.00%	12.00%	12.00%
Natural Energy Group S.A | Sales Revenue, Net | Customer Concentration Risk
Revenue from External Customer [Line Items]
Voyage revenues			$ 64,900
Percentage of voyage revenues from major customers (less than)	1000.00%	1000000000.00%	11.00%
INEOS Europe AG | Sales Revenue, Net | Customer Concentration Risk
Revenue from External Customer [Line Items]
Voyage revenues	$ 114,100
Percentage of voyage revenues from major customers (less than)	16.00%	1000000000.00%	1000000000.00%